Accrued Expenses, Advances and Other Payables	6 Months Ended
Jun. 30, 2026
Payables and Accruals [Abstract]
Accrued expenses, advances and other payables
9.
Accrued expenses, advances and other payables

Accrued expenses and other payables

	June 30, 2026	December 31, 2025
Employee related payables	$1,073	$3,749
Accrued expenses	16,180	14,028
VAT, duty and excise tax liability	—	123
Other	14,985	2,544
Total	$32,238	$20,444

Advances from external parties

Advances from external parties of $ 41,097 relates to loyalty programs that the Company sets up, hosts, and maintains for external parties. See Note 2.11 for additional information. The Company receives advance funding from these external parties to support the settlement of customer redemptions related to offers funded by the external parties that are expected to occur over the subsequent six to eight weeks. The funds are provided on a monthly basis and deposited into a designated account. As customers redeem cash-back earned under these funded offers, the corresponding amounts are disbursed from the designated account.